Investment in associate - Statements of financial position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Cash and cash equivalents	$ 458,015	$ 857,747	$ 932,069
Other current assets	3,893	39,346
Non-current assets	4,946,234	4,755,106
Current liabilities	(1,302,306)	(942,617)
Investment in associate	184,249	197,083
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net assets	107,921	120,755
Long-term receivable from Atlas	76,328	76,328
Investment in associate	$ 184,249	$ 197,083
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Cash and cash equivalents	$ 126,392	$ 24,420
Other current assets	189,062	182,103
Non-current assets	149,354	184,373
Current liabilities	(157,835)	(92,108)
Other long-term liabilities, including current maturities	(135,940)	(107,416)
Net assets	$ 171,033	$ 191,372
Ownership rate	100.00%